T. ROWE PRICE INSTITUTIONAL MID-CAP EQUITY GROWTH FUND
March 31, 2020 (Unaudited)

Portfolio of Investments‡	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)
COMMON STOCKS 97.5%			Dollar Tree (1)	685,000	50,327
					163,735
Communication Services 2.3%
			Specialty Retail 3.4%
Entertainment 0.6%			Burlington Stores (1)	488,000	77,328
Spotify Technology (1)	295,000	35,825	CarMax (1)	301,000	16,203
		35,825	Five Below (1)	145,000	10,205
Interactive Media & Services 1.7%			O'Reilly Automotive (1)	166,000	49,974
IAC/InterActiveCorp (1)	545,000	97,680	Tiffany	233,000	30,174
		97,680	Ulta Beauty (1)	108,000	18,976
Total Communication Services		133,505			202,860
Consumer Discretionary 13.1%			Textiles, Apparel & Luxury Goods 0.9%
			Levi Strauss, Class A	542,000	6,737
Auto Components 1.0%			Lululemon Athletica (1)	24,000	4,549
Aptiv	831,000	40,919	Tapestry	1,440,000	18,648
Visteon (1)	336,000	16,121	VF	473,000	25,580
		57,040			55,514
Diversified Consumer Services 0.7%			Total Consumer Discretionary		774,524
ServiceMaster Global Holdings
(1)	1,549,000	41,823	Consumer Staples 2.4%
		41,823	Food & Staples Retailing 1.6%
Hotels, Restaurants & Leisure 4.2%			Casey's General Stores	519,519	68,831
Chipotle Mexican Grill (1)	45,000	29,448	Sprouts Farmers Market (1)	1,358,000	25,245
Darden Restaurants	267,000	14,541			94,076
Dunkin' Brands Group	655,000	34,781	Food Products 0.8%
Hilton Worldwide Holdings	718,000	48,996	Conagra Brands	331,000	9,712
Marriott International, Class A	341,000	25,510	TreeHouse Foods (1)	810,000	35,761
MGM Resorts International	3,566,000	42,079			45,473
Norwegian Cruise Line Holdings
(1)	827,000	9,064	Total Consumer Staples		139,549
Vail Resorts	307,000	45,347	Energy 1.5%
		249,766	Oil, Gas & Consumable Fuels 1.5%
Internet & Direct Marketing Retail 0.1%			Concho Resources	1,185,000	50,777
Chewy, Class A (1)	101,000	3,786	Continental Resources	808,000	6,173
		3,786	Pioneer Natural Resources	334,000	23,430
			Venture Global LNG, Series B,
Multiline Retail 2.8%			Acquisition Date: 3/8/18, Cost
Dollar General	751,000	113,408	$912 (1)(2)(3)	302	1,162

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL MID-CAP EQUITY GROWTH FUND

	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Venture Global LNG, Series C,			Ionis Pharmaceuticals (1)	201,120	9,509
Acquisition Date: 10/16/17 -			Neurocrine Biosciences (1)	353,000	30,552
3/8/18, Cost $7,718 (1)(2)(3)	2,097	8,070
			Seattle Genetics (1)	498,000	57,459
Total Energy		89,612
					240,497
Financials 7.5%
			Health Care Equipment & Supplies 9.5%
Banks 0.6%			Alcon (1)	769,000	39,081
Fifth Third Bancorp	958,000	14,226	Cooper	470,000	129,565
Webster Financial	958,000	21,938	Exact Sciences (1)	482,000	27,956
		36,164	Hologic (1)	3,164,000	111,056
Capital Markets 2.9%			ICU Medical (1)	185,000	37,328
Cboe Global Markets	542,000	48,373	IDEXX Laboratories (1)	81,000	19,621
E*TRADE Financial	193,000	6,624	Teleflex	549,000	160,780
KKR, Class A	1,618,000	37,974	West Pharmaceutical Services	237,000	36,083
MarketAxess Holdings	88,000	29,266			561,470
Raymond James Financial	238,000	15,042	Health Care Providers & Services 0.4%
Tradeweb Markets, Class A	813,000	34,179	Acadia Healthcare (1)	1,240,000	22,754
		171,458			22,754
Consumer Finance 0.2%			Health Care Technology 1.0%
SLM	1,756,000	12,626	Veeva Systems, Class A (1)	372,000	58,170
		12,626			58,170
Insurance 3.8%			Life Sciences Tools & Services 4.9%
Assurant	474,000	49,339	Agilent Technologies	1,523,000	109,077
Axis Capital Holdings	809,000	31,268	Avantor (1)	2,742,000	34,248
Fidelity National Financial	951,000	23,661	Bruker	2,228,000	79,896
Progressive	286,000	21,118	PPD (1)	327,000	5,824
Willis Towers Watson	586,000	99,532	PRA Health Sciences (1)	713,000	59,207
		224,918			288,252
Total Financials		445,166	Pharmaceuticals 3.5%
Health Care 23.4%			Catalent (1)	1,872,000	97,250
Biotechnology 4.1%			Elanco Animal Health (1)	2,314,000	51,811
ACADIA Pharmaceuticals (1)	241,000	10,182	Perrigo	1,188,000	57,131
Alkermes (1)	1,724,000	24,860			206,192
Alnylam Pharmaceuticals (1)	301,000	32,764	Total Health Care		1,377,335
Amarin, ADR (1)	603,000	2,412	Industrials & Business Services 18.7%
Argenx, ADR (1)	141,000	18,574
			Aerospace & Defense 2.9%
Ascendis Pharma, ADR (1)	104,000	11,712
Incyte (1)	580,000	42,473	BWX Technologies	760,000	37,020
			L3Harris Technologies	346,409	62,395

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL MID-CAP EQUITY GROWTH FUND

	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Textron	2,668,000	71,155	Road & Rail 1.2%
		170,570	JB Hunt Transport Services	762,000	70,279
Airlines 0.4%					70,279
Alaska Air Group	348,000	9,907	Total Industrials & Business Services		1,103,882
United Airlines Holdings (1)	532,000	16,785	Information Technology 20.2%
		26,692
			Electronic Equipment, Instruments & Components 3.6%
Building Products 0.3%
			Cognex	301,000	12,708
Allegion	163,000	14,999	Corning	2,695,000	55,355
		14,999	FLIR Systems	548,000	17,476
Commercial Services & Supplies 0.5%			Keysight Technologies (1)	996,000	83,345
Waste Connections	357,000	27,668	National Instruments	1,276,000	42,210
		27,668			211,094
Electrical Equipment 1.0%			IT Services 5.3%
Sensata Technologies Holding			Black Knight (1)	655,000	38,029
(1)	2,023,000	58,526	Fidelity National Information
		58,526	Services	54,000	6,569
Industrial Conglomerates 1.2%			Fiserv (1)	817,000	77,607
Roper Technologies	234,000	72,964	FleetCor Technologies (1)	303,000	56,522
			Gartner (1)	241,000	23,996
		72,964	Global Payments	626,000	90,288
Machinery 4.9%			WEX (1)	200,000	20,910
Colfax (1)	1,970,000	39,006			313,921
Fortive	1,070,000	59,053
			Semiconductors & Semiconductor Equipment 6.0%
IDEX	605,000	83,557
Ingersoll Rand (1)	3,071,464	76,172	Entegris	740,000	33,130
Xylem	472,240	30,757	Marvell Technology Group	3,212,000	72,688
			Maxim Integrated Products	947,000	46,034
		288,545	Microchip Technology	1,328,000	90,038
Professional Services 6.3%			Skyworks Solutions	590,000	52,734
Clarivate Analytics (1)	2,373,000	49,240	Xilinx	782,000	60,949
CoreLogic	1,396,000	42,634			355,573
CoStar Group (1)	95,000	55,785
			Software 5.3%
Equifax	417,000	49,811
IHS Markit	641,000	38,460	Atlassian, Class A (1)	396,000	54,355
TransUnion	992,000	65,650	Ceridian HCM Holding (1)	950,000	47,567
Verisk Analytics	517,000	72,059	DocuSign (1)	823,501	76,091
			Slack Technologies, Class A (1)	595,000	15,970
		373,639	Splunk (1)	408,000	51,502
			SS&C Technologies Holdings	396,000	17,353

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL MID-CAP EQUITY GROWTH FUND

	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Workday, Class A (1)	356,000	46,358	Multi-Utilities 1.0%
		309,196	Sempra Energy	525,000	59,320
Total Information Technology		1,189,784			59,320
Materials 6.6%			Total Utilities		105,695
Chemicals 1.4%			Total Common Stocks
			(Cost $4,960,632)		5,749,702
Air Products & Chemicals	178,000	35,531
RPM International	832,000	49,504	CONVERTIBLE PREFERRED STOCKS 0.4%
		85,035
Construction Materials 0.3%			Consumer Discretionary 0.4%
Martin Marietta Materials	96,000	18,166	Automobiles 0.3%
		18,166	Rivian Automotive, Series D,
			Acquisition Date: 12/23/19,
Containers & Packaging 4.3%			Cost $14,152 (1)(2)(3)	1,317,224	14,152
Avery Dennison	474,000	48,286			14,152
Ball	2,229,000	144,127	Internet & Direct Marketing Retail 0.1%
Packaging Corp. of America	121,000	10,506
			Roofoods, Series F, Acquisition
Reynolds Consumer Products	692,000	20,186	Date: 9/12/17, Cost $9,756
Sealed Air	1,270,000	31,382	(1)(2)(3)	27,594	7,936
		254,487	Roofoods, Series G, Acquisition
			Date: 5/16/19, Cost $328
Metals & Mining 0.6%			(1)(2)(3)	784	243
Kirkland Lake Gold	1,108,000	32,797			8,179
		32,797	Total Consumer Discretionary		22,331
Total Materials		390,485	Real Estate 0.0%
Real Estate 0.0%			Real Estate Management & Development 0.0%
Real Estate Management & Development 0.0%			WeWork, Series D-1, Acquisition
WeWork, Class A, Acquisition			Date: 12/9/14, Cost $4,367
Date: 5/26/15, Cost $651			(1)(2)(3)	262,263	944
(1)(2)(3)	45,981	165	WeWork, Series D-2, Acquisition
			Date: 12/9/14, Cost $3,431
Total Real Estate		165	(1)(2)(3)	206,064	742
Utilities 1.8%			Total Real Estate		1,686
Electric Utilities 0.3%			Total Convertible Preferred Stocks
			(Cost $32,034)		24,017
Eversource Energy	258,000	20,178
		20,178	v-TERM INVESTMENTS 2.1%
Gas Utilities 0.5%
Atmos Energy	264,000	26,197	Money Market Funds 2.1%
			T. Rowe Price Treasury Reserve
		26,197	Fund, 0.93% (4)(5)	122,108,061	122,108

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL MID-CAP EQUITY GROWTH FUND

	$ Value		$ Value
(Cost and value in $000s)		(Cost and value in $000s)

Total Short-Term Investments		Total Investments in Securities 100.0%
(Cost $122,108)	122,108
		(Cost $5,114,774)	$5,895,827
		Other Assets Less Liabilities 0.0%	2,333
		Net Assets 100%	$5,898,160

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
("restricted security") . Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to $33,414 and represents 0.6% of net assets.
(3)	Level 3 in fair value hierarchy.
(4)	Seven-day yield
(5)	Affiliated Companies
ADR	American Depositary Receipts

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL MID-CAP EQUITY GROWTH FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
	Net Realized Gain		Unrealized	Investment
Affiliate		(Loss)	Gain/Loss	Income
T. Rowe Price Treasury Reserve Fund	$	—#	$—	$513+

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	12/31/19	Cost	Cost	3/31/20
T. Rowe Price Treasury Reserve Fund	$167,059	¤	¤	$122,108^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $513 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $122,108.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL MID-CAP EQUITY GROWTH FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Institutional Mid-Cap Equity Growth Fund (the fund) is registered under the Investment Company Act of
1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on

T. ROWE PRICE INSTITUTIONAL MID-CAP EQUITY GROWTH FUND

more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices.
Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$5,740,305	$ —	$ 9,397	$ 5,749,702
Convertible Preferred Stocks	—	—	24,017	24,017
Short-Term Investments	122,108	—	—	122,108
Total	$5,862,413	$ —	$ 33,414	$ 5,895,827

T. ROWE PRICE INSTITUTIONAL MID-CAP EQUITY GROWTH FUND

Following is a reconciliation of the fund’s Level 3 holdings for the period ended March 31, 2020. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at March 31, 2020, totaled $(11,507,000) for the period ended March 31, 2020.

($000s)
	Beginning	Gain (Loss)	Ending
	Balance	During	Balance
	1/1/20	Period	3/31/20
Investment in Securities
Common Stocks	$13,123	$(3,726)	$9,397

Convertible Preferred Stocks	31,798	(7,781)	24,017

Total	$44,921	$(11,507)	$33,414